                                                                                                            January 30, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:       Dreyfus Strategic Municipal Bond Fund, Inc.

            File No. 811-5877

Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2012.

            If you have any questions, please me at 212-922-6837.

                                                                                                Very truly yours,

                                                                                                /s/Jordan Hodge

                                                                                                Jordan Hodge

JH/

Enclosure